Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Prepayments and Other Assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2018	2019
Prepayments and other current assets
VAT recoverable	101,778	122,757
Prepayments to vendors (Note a)	74,277	35,801
VAT refund for export sales (Note b)	2,274	35,507
Cash in transit	—	5,854
Rental and other deposits	1,010	569
Staff advances	525	533
Interest receivable	3,068	—
Others	3,805	4,999
	186,737	206,020
Non-current assets
Rental and other deposits	6,340	5,250

Note a: Prepayments to vendors mainly represent prepayments made to third-party suppliers for foundry service. The Group also records a provision for the prepayment to third-party suppliers when the Group believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) is less than carrying amount. During the years ended December 31, 2017, 2018 and 2019, as a result of the significant drop in the Bitcoin price throughout the date of issue of the financial statements, which drives the significant decrease in both demand and selling price,  the Group recorded write-down of nil, RMB358,842 and RMB202,522 for the prepayment to third-party suppliers in cost of revenues, respectively.

Note b: Hangzhou Ruihong Technology Co., Ltd. and Canaan Convey Co., Ltd. are entitled to VAT refund for its export sales.